SHARE CAPITAL AND RESERVES - issued shares, Year ended November 30, 2020 (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2021 CAD ($) shares	Nov. 30, 2020 CAD ($) Options $ / shares shares	Jun. 01, 2021 $ / shares	Jan. 29, 2021 $ / shares
Gross proceeds from exercise of warrants	$ 19	$ 518
Fair value of the warrants reclassified from reserves to share capital	(19)	(518)
Gross proceeds from exercise of options	2,142	328
Fair value of the options reclassified from reserves to share capital	(2,142)	(328)
Value of shares issued in connection with employment compensation agreements	$ 4,287	9,777
Shares issued for SoRSE agreement		5,070
Shares cancelled - normal course issuer bid		$ 98
Equity settled share-based payments (in shares) | shares		113,452
Equity settled share-based payments		$ (261)
Share Capital
Number of shares issued upon exercise of warrants | shares	2,000	58,475
Number of warrants issued | Options		29,237
Warrants exercise price | $ / shares		$ 12.00	$ 12.45	$ 7.65
Fair value of the warrants reclassified from reserves to share capital	$ (21)	$ (851)
Number of shares issued upon exercise of options | shares	401,678	145,550
Gross proceeds from exercise of options		$ 328
Fair value of the options reclassified from reserves to share capital	$ (4,085)	$ (644)
Number of shares issued in connection with employment compensation agreements | shares	171,667	400,000
Value of shares issued in connection with employment compensation agreements	$ 779	$ 1,920
Shares issued for SoRSE agreement (in shares) | shares		576,811
Shares issued for SoRSE agreement		$ 5,070
Shares cancelled - normal course issuer bid (in shares) | shares		14,533
Shares cancelled - normal course issuer bid		$ 54
Equity settled share-based payments (in shares) | shares		56,727
Equity settled share-based payments		$ 328
Reserves
Fair value of the warrants reclassified from reserves to share capital	2	333
Fair value of the options reclassified from reserves to share capital	1,943	316
Value of shares issued in connection with employment compensation agreements	3,978	8,299
Equity settled share-based payments		(589)
Obligation to issue shares
Value of shares issued in connection with employment compensation agreements	$ (470)	$ (442)